BBH INTERNATIONAL EQUITY PORTFOLIO
INDEPENDENT AUDITORS' REPORT


Trustees and Investors
BBH International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of BBH International Equity Portfolio, including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian and brokers; where replies were not performed, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Portfolio as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2002

BBH INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2002

    SHARES                                                           VALUE
   --------                                                        ----------
              AUSTRALIA (2.5%)
              FINANCE
     17,945   National Australia Bank, Ltd.                        $  342,276
                                                                   ----------
              HEALTH CARE
     89,726   Ansell, Ltd*                                            352,040
                                                                   ----------
              MATERIALS
     36,132   BHP Billiton, Ltd.                                      194,299
      7,226   BHP Steel, Ltd.                                          11,950
                                                                   ----------
                                                                      206,249
                                                                   ----------
              TOTAL AUSTRALIA                                         900,565
                                                                   ----------
              FINLAND (1.0%)
              INFORMATION TECHNOLOGY
     21,149   Nokia Oyj                                               358,226
                                                                   ----------
              TOTAL FINLAND                                           358,226
                                                                   ----------
              FRANCE (9.1%)
              CONSUMER DISCRETIONARY
     16,417   Accor SA                                                581,281
                                                                   ----------
              ENERGY
      9,082   Total Fina Elf SA                                     1,247,704
                                                                   ----------
              FINANCE
     12,352   BNP Paribas SA                                          491,150
                                                                   ----------
              HEALTH CARE
      1,391   Aventis SA                                               83,047
      1,209   Sanofi-Synthelabo SA                                     73,734
                                                                   ----------
                                                                      156,781
                                                                   ----------
              INFORMATION TECHNOLOGY
     18,268   STMicroelectronics NV                                   359,332
                                                                   ----------
              UTILITIES
     26,164   Suez SA                                                 458,676
                                                                   ----------
              TOTAL FRANCE                                          3,294,924
                                                                   ----------
              GERMANY (2.0%)
              FINANCE
      1,470   Muenchener Rueckversicherungs-Gesellschaft AG           188,740
                                                                   ----------
              UTILITIES
     11,393   E.On AG                                                 514,230
                                                                   ----------
              TOTAL GERMANY                                           702,970
                                                                   ----------
              HONG KONG (3.3%)
              CONSUMER DISCRETIONARY
    922,000   Brilliance China Automotive Holdings, Ltd.              109,940
    117,200   Li & Fung, Ltd.                                         115,707
                                                                   ----------
                                                                      225,647
                                                                   ----------
              FINANCE
     44,000   Sun Hung Kai Properties, Ltd.                           274,177
                                                                   ----------
              INDUSTRIALS
     64,400   Hutchison Whampoa, Ltd.                                 396,341
                                                                   ----------
              TELECOMMUNICATIONS
    126,500   China Mobile (Hong Kong), Ltd.*                         311,410
                                                                   ----------
              TOTAL HONG KONG                                       1,207,575
                                                                   ----------

    SHARES                                                           VALUE
   --------                                                        ----------
              COMMON STOCKS (CONTINUED)
              INDIA (0.7%)
              INFORMATION TECHNOLOGY
      3,541   Infosys Technologies, Ltd. ADR                       $  253,359
                                                                   ----------
              TOTAL INDIA                                             253,359
                                                                   ----------
              IRELAND (5.7%)
              FINANCE
     62,711   Allied Irish Banks, Plc.                                867,111
     87,678   Anglo Irish Bank Corp., Plc.                            585,383
     20,475   Bank of Ireland                                         226,488
     32,999   Irish Life & Permanent, Plc.                            378,713
                                                                   ----------
              TOTAL IRELAND                                         2,057,695
                                                                   ----------
              ITALY (9.8%)
              ENERGY
     79,488   ENI SpA                                               1,100,659
     40,226   Saipem SpA                                              216,921
                                                                   ----------
                                                                    1,317,580
                                                                   ----------
              FINANCE
     22,782   Banca Fideuram SpA                                      106,653
     30,752   Mediolanum SpA                                          169,781
     55,420   Riunione Adriatica di Sicurta SpA (RAS)                 688,573
                                                                   ----------
                                                                      965,007
                                                                   ----------
              TELECOMMUNICATIONS
     95,409   Telecom Italia Mobile SpA                               441,942
    101,815   Telecom Italia SpA                                      806,472
                                                                   ----------
                                                                    1,248,414
                                                                   ----------
              TOTAL ITALY                                           3,531,001
                                                                   ----------
              JAPAN (21.4%)
              CONSUMER DISCRETIONARY
      6,000   Ito-Yokado Co., Ltd.                                    186,759
     18,000   Matsushita Electric Industrial Co., Ltd.                188,323
      3,400   Nintendo Co., Ltd.                                      326,910
     73,000   Nissan Motor Co., Ltd.                                  559,731
      3,200   Oriental Land Co., Ltd.                                 183,565
     11,100   Sony Corp.                                              476,651
     23,200   Toyota Motor Corp.                                      563,341
                                                                   ----------
                                                                    2,485,280
                                                                   ----------
              CONSUMER STAPLES
     20,000   Kao Corp.                                               456,305
     42,000   Kirin Brewery Co., Ltd.                                 259,409
     30,000   Shiseido Co., Ltd.                                      332,940
                                                                   ----------
                                                                    1,048,654
                                                                   ----------
              FINANCE
     13,200   Credit Saison Co., Ltd.                                 260,289
         80   Mizuho Holdings, Inc.                                   121,247
      2,700   Orix Corp.                                              152,463
     57,000   Sumitomo Mitsui Banking Corp.                           235,477
                                                                   ----------
                                                                      769,476
                                                                   ----------
              HEALTH CARE
      9,600   Eisai Co., Ltd.                                         206,901
     14,000   Takeda Chemical Industries, Ltd.                        580,648
                                                                   ----------
                                                                      787,549
                                                                   ----------

    SHARES                                                           VALUE
   --------                                                        ----------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              INDUSTRIALS
     12,000   Dai Nippon Printing Co., Ltd.                        $  122,420
     34,000   Mitsubishi Heavy Industries, Ltd.                        72,031
     39,000   Nippon Express Co., Ltd.                                158,892
      1,500   SMC Corp.                                               118,558
     73,000   Sumitomo Corp.                                          315,852
     36,000   Tokyu Corp.                                             126,136
                                                                   ----------
                                                                      913,889
                                                                   ----------
              INFORMATION TECHNOLOGY
     14,000   Canon, Inc.                                             515,624
      3,700   Hoya Corp.                                              253,551
     18,000   NEC Corp.                                                66,001
                                                                   ----------
                                                                      835,176
                                                                   ----------
              MATERIALS
     56,000   Mitsubishi Materials Corp.                               60,232
      4,100   Shin-Etsu Chemical Co., Ltd.                            126,282
     42,000   Sumitomo Chemical Co., Ltd.                             125,598
                                                                   ----------
                                                                      312,112
                                                                   ----------
              TELECOMMUNICATIONS
         31   Nippon Telegraph & Telephone Corp.                      113,416
        117   NTT DoComo, Inc.                                        215,458
                                                                   ----------
                                                                      328,874
                                                                   ----------
              UTILITIES
     13,500   Tokyo Electric Power Co., Inc.                          249,155
                                                                   ----------
              TOTAL JAPAN                                           7,730,165
                                                                   ----------
              NETHERLANDS (3.1%)
              CONSUMER DISCRETIONARY
     16,899   Koninklijke (Royal) Philips Electronics NV              302,094
                                                                   ----------
              CONSUMER STAPLES
     18,252   Heineken NV                                             731,339
                                                                   ----------
              INFORMATION TECHNOLOGY
     10,358   ASML Holding NV                                          89,079
                                                                   ----------
              TOTAL NETHERLANDS                                     1,122,512
                                                                   ----------
              SINGAPORE (1.2%)
              FINANCE
    240,874   Capitaland, Ltd.                                        174,487
     36,132   Oversea-Chinese Banking Corp., Ltd.                     212,662
                                                                   ----------
                                                                      387,149
                                                                   ----------
              TELECOMMUNICATIONS
     65,036   Singapore Telecommunications, Ltd.                       53,000
                                                                   ----------
              TOTAL SINGAPORE                                         440,149
                                                                   ----------
              SOUTH KOREA (0.5%)
              MATERIALS
      7,226   Pohang Iron & Steel Co., Ltd. (POSCO) ADR               167,137
                                                                   ----------
              TOTAL SOUTH KOREA                                       167,137
                                                                   ----------
              SPAIN (4.5%)
              FINANCE
     47,610   Banco Bilbao Vizcaya Argentaria SA                      452,352
      5,540   Banco Popular Espanol SA                                236,591
     54,747   Banco Santander Central Hispano SA                      334,698
                                                                   ----------
                                                                    1,023,641
                                                                   ----------

    SHARES                                                           VALUE
   --------                                                        ----------
              COMMON STOCKS (CONTINUED)
              SPAIN (CONTINUED)
              INDUSTRIALS
      9,996   Grupo Ferrovial SA                                   $  232,005
                                                                   ----------
              TELECOMMUNICATIONS
     40,720   Telefonica SA                                           385,280
                                                                   ----------
              TOTAL SPAIN                                           1,640,926
                                                                   ----------
              SWEDEN (2.1%)
              CONSUMER DURABLES
     26,571   Electrolux AB                                           401,977
                                                                   ----------
              INDUSTRIALS
     16,380   Atlas Copco AB                                          342,290
                                                                   ----------
              TOTAL SWEDEN                                            744,267
                                                                   ----------
              SWITZERLAND (6.3%)
              CONSUMER STAPLES
      1,838   Nestle SA Registered                                    393,006
                                                                   ----------
              FINANCE
      1,927   Converium Holding AG                                     77,590
     18,008   UBS AG Registered                                       855,873
                                                                   ----------
                                                                      933,463
                                                                   ----------
              HEALTH CARE
     22,497   Novartis AG Registered                                  855,682
        125   Synthes-Stratec, Inc.                                    75,412
                                                                   ----------
                                                                      931,094
                                                                   ----------
              TOTAL SWITZERLAND                                     2,257,563
                                                                   ----------
              UNITED KINGDOM (22.6%)
              CONSUMER DISCRETIONARY
     70,338   Compass Group, Plc.                                     311,460
     49,040   Pearson, Plc.                                           522,850
     37,818   Reed Elsevier, Plc.                                     333,737
                                                                   ----------
                                                                    1,168,047
                                                                   ----------
              CONSUMER STAPLES
     50,662   Diageo, Plc.                                            570,635
      7,949   Reckitt Benckiser, Plc.                                 144,150
     12,044   Unilever, Plc.                                          118,901
                                                                   ----------
                                                                      833,686
                                                                   ----------
              ENERGY
     95,578   BP Amoco, Plc.                                          612,610
     58,917   Shell Transport & Trading Co., Plc.                     378,321
                                                                   ----------
                                                                      990,931
                                                                   ----------
              FINANCE
     77,201   Lloyds TSB Group, Plc.                                  663,786
     26,254   Royal Bank of Scotland Group, Plc.                      617,285
                                                                   ----------
                                                                    1,281,071
                                                                   ----------
              HEALTH CARE
     39,631   GlaxoSmithKline, Plc.                                   755,853
     14,331   Shire Pharmaceuticals Group, Plc.*                      115,379
     53,475   Smith & Nephew, Plc.                                    317,670
                                                                   ----------
                                                                    1,188,902
                                                                   ----------
              INDUSTRIALS
     62,383   BAA, Plc.                                               556,371
     77,663   EasyJet, Plc.*                                          406,725
     23,798   Exel, Plc.                                              244,426
                                                                   ----------
                                                                    1,207,522
                                                                   ----------

    SHARES                                                                                VALUE
   --------                                                                            ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              MATERIALS
     27,954   Rio Tinto, Plc.                                                          $    504,741
                                                                                       ------------
              MEDIA
     15,657   British Sky Broadcasting Group, Plc.*                                         147,716
                                                                                       ------------
              TELECOMMUNICATIONS
     80,478   BT Group, Plc.                                                                228,348
    149,128   mm02, Plc.*                                                                   111,903
    308,174   Vodafone Group, Plc.                                                          495,017
                                                                                       ------------
                                                                                            835,268
                                                                                       ------------
              TOTAL UNITED KINGDOM                                                        8,157,884
                                                                                       ------------

TOTAL INVESTMENTS, (IDENTIFIED COST $38,304,376) (a)                  95.8 %           $ 34,566,918
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                         4.2                1,500,137
                                                                   -------             ------------
NET ASSETS                                                           100.0 %           $ 36,067,055
                                                                   =======             ============


*    Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $38,304,376, the aggregate gross unrealized appreciation is $3,183,915, and the aggregate gross unrealized depreciation is $6,921,373, resulting in net unrealized depreciation of $3,737,458.

ADR  - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.


BBH INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002


ASSETS:
       Investments in securities, at value (identified cost $38,304,376)      $ 34,566,918
       Cash                                                                      1,969,838
       Receivables for:
          Dividends                                                                276,760
          Contributions                                                              9,724
                                                                              ------------
             TOTAL ASSETS                                                       36,823,240
                                                                              ------------
LIABILITIES:
       Payables for:
          Investments purchased                                                    599,414
          Investment advisory fees                                                  77,936
          Custody fees                                                              46,392
          Withdrawals                                                               18,798
          Administrative fees                                                        4,197
          Board of Trustees' fees                                                    2,858
          Professional fees                                                          1,953
          Accrued expenses and other fees                                            4,637
                                                                              ------------
             TOTAL LIABILITIES                                                     756,185
                                                                              ------------
NET ASSETS                                                                    $ 36,067,055
                                                                              ============


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended October 31, 2002


NET INVESTMENT INCOME:
      INCOME:
         Dividends (net of foreign withholding tax of $500,650)                       $   2,723,320
         Interest and other income                                                           92,725
                                                                                      -------------
           TOTAL INCOME                                                                   2,816,045
                                                                                      -------------
      EXPENSES:
         Investment advisory fees                                                         1,089,228
         Custody fees                                                                       254,013
         Administrative fees                                                                 58,650
         Professional fees                                                                   43,300
         Board of Trustees' fees                                                              7,136
         Miscellaneous expenses                                                               4,532
                                                                                      -------------
           TOTAL EXPENSES                                                                 1,456,859
           Fees paid indirectly                                                              (8,517)
                                                                                      -------------
           NET EXPENSES                                                                   1,448,342
                                                                                      -------------
           NET INVESTMENT INCOME                                                          1,367,703
                                                                                      -------------
NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments                                                  (67,200,670)
      Net realized loss on foreign exchange transactions                                   (212,671)
                                                                                      -------------
         Net realized loss                                                              (67,413,341)
                                                                                      -------------
      Net change in unrealized appreciation (depreciation) on investments                39,858,897
      Net change in unrealized appreciation (depreciation) on
         foreign exchange currency                                                            3,454
                                                                                      -------------
         Net change in unrealized appreciation (depreciation)                            39,862,351
                                                                                      -------------
           NET REALIZED AND UNREALIZED LOSS                                             (27,550,990)
                                                                                      -------------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ (26,183,287)
                                                                                      =============


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                              FOR THE YEARS ENDED OCTOBER 31,
                                                                           -------------------------------------
                                                                               2002                    2001
                                                                           -------------            ------------
DECREASE IN NET ASSETS:
     Operations:
         Net investment income                                             $   1,367,703            $  1,139,033
         Net realized loss on investments and foreign exchange
           transactions                                                      (67,413,341)            (15,643,883)
         Net change in unrealized appreciation (depreciation) on
           investments and foreign currency translations                      39,862,351             (47,717,884)
                                                                           -------------            ------------
         Net decrease in net assets resulting from operations                (26,183,287)            (62,222,734)
                                                                           -------------            ------------
     Capital transactions:
         Proceeds from contributions                                          38,064,382             119,074,107
         Fair value of withdrawals                                          (147,879,157)            (63,494,753)
                                                                           -------------            ------------
         Net increase (decrease) in net assets resulting
           from capital transactions                                        (109,814,775)             55,579,354
                                                                           -------------            ------------
              Total decrease in net assets                                  (135,998,062)             (6,643,380)

NET ASSETS:
     Beginning of year                                                       172,065,117             178,708,497
                                                                           -------------            ------------
     END OF YEAR                                                           $  36,067,055            $172,065,117
                                                                           =============            ============


   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                           FOR THE YEARS ENDED OCTOBER 31,
                                       ------------------------------------------------------------------
                                         2002            2001           2000           1999        1998
                                       --------       ---------       --------       -------      -------
Total return                             (13.02)%        (28.59)%        7.31%         30.44%        9.44%

Ratios/Supplemental Data:
     Net assets, end of year
        (000's omitted)                $ 36,067       $ 172,065       $178,708       $71,451      $66,633

     Expenses paid by Portfolio            0.86%           0.69%          0.90%         0.87%        0.76%
     Expense offset arrangement            0.01%           0.13%             -             -            -
                                       --------       ---------       --------       -------      -------
                                           0.87%           0.82%          0.90%         0.87%        0.76%
                                       ========       =========       ========       =======      =======
     Ratio of net investment income        0.82%           0.54%          0.20%         0.29%        0.56%
        to average net assets
     Portfolio turnover rate                 36%             21%            37%           86%          89%


   The accompanying notes are an integral part of these financial statements.

     BBH INTERNATIONAL EQUITY PORTFOLIO
     NOTES TO FINANCIAL STATEMENTS
     OCTOBER 31, 2002


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The BBH International Equity Portfolio, (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

     B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

     E. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

     G. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal income purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

2.   TRANSACTIONS WITH AFFILIATES.

          INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For year ended October 31, 2002, the Portfolio incurred $1,089,228 for advisory services.

          ADMINISTRATIVE FEES. The Portfolio has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"), for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Co. for which Federated Service Co. receives such compensation as is from time to time agreed upon. For the year ended October 31, 2002, the Portfolio incurred $58,650 for administrative services.

          CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2002, the Portfolio incurred $285,921 for custody services. These fees were reduced by $8,517, as a result of an expense offset arrangement with the Portfolio's custodian.

          BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended October 31, 2002, the Portfolio incurred $7,136 for the Trustee fees.

3. INVESTMENT TRANSACTIONS. For the year ended October 31, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $58,064,379 and $161,717,917, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. PORTFOLIO LIQUIDATION. On October 28, 2002, BBH International Equity Fund representing 65% of the Portfolio redeemed its interest in the Portfolio.

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY PORTFOLIO
(unaudited)


Information about the Corporation's Trustees appears below. Part B to the Registration Statement of BBH International Equity Portfolio includes additional information about the Corporation's Trustees and is available upon request without charge through your financial advisor.

NAME, ADDRESS, AND AGE       POSITION(S) HELD    TERM OF          PRINCIPAL OCCUPATION(S)        NUMBER OF        OTHER
                             WITH CORPORATION    OFFICE# AND      DURING PAST 5 YEARS            FUNDS IN FUND    TRUSTEESHIPS
                                                 LENGTH OF TIME                                  COMPLEX          HELD BY TRUSTEE
                                                 SERVED                                          OVERSEEN BY
                                                                                                 TRUSTEE^
---------------------------- ------------------- ---------------- ------------------------------ ---------------- ------------------
"INTERESTED" TRUSTEES:

Joseph V. Shields Jr.*       Chairman of the     Since 1990       Managing Trustee, Chairman     12               None
(aged 63) - Shields &        Board and Trustee                    and Chief Executive Officer
Company, 140 Broadway, New                                        of Shields & Company
York, NY 10005                                                    (registered broker-dealer
                                                                  and member of New York Stock
                                                                  Exchange); Chairman of
                                                                  Capital Management
                                                                  Associates, Inc. (registered
                                                                  investment adviser); Vice
                                                                  Chairman and Trustee of New
                                                                  York Racing Association;
                                                                  Trustee of Flowers
                                                                  Industries, Inc.
                                                                  (diversified food company).

"INDEPENDENT" TRUSTEES:

Eugene P. Beard (aged 66)    Trustee             Since 1993       Vice Chairman -                12               Trustee of Old
- the Interpublic Group of                                        Finance/Operations and CFO                      Westbury Funds
Companies, Inc., 20                                               (May 1995 - February 2000)                      (5)
Marshall Street, Suite                                            and Special Advisor (March
210, S. Norwalk, CT 06854                                         2000 - Present), The
                                                                  Interpublic Group of
                                                                  Companies, Inc.

Richard Carpenter (aged      Trustee             Since 1999       Retired; Trustee of            12               None
68) - 10820 North La                                              Investments, Pennsylvania
Quinta Drive, Tucson, AZ                                          Public School Employees'
85737                                                             Retirement System (until
                                                                  December 1997).

Clifford A. Clark (aged      Trustee             Since 1999       Retired.                       12               None
71) - 42 Clowes Drive,
Falmouth, MA 02540

NAME, ADDRESS, AND AGE       POSITION(S) HELD    TERM OF          PRINCIPAL OCCUPATION(S)        NUMBER OF        OTHER
                             WITH CORPORATION    OFFICE# AND      DURING PAST 5 YEARS            FUNDS IN FUND    TRUSTEESHIPS
                                                 LENGTH OF TIME                                  COMPLEX          HELD BY TRUSTEE
                                                 SERVED                                          OVERSEEN BY
                                                                                                 TRUSTEE^
---------------------------- ------------------- ---------------- ------------------------------ ---------------- ------------------
David P. Feldman (aged 62)   Trustee             Since 1990       Retired; Chairman and CEO of   12               Trustee of
- 3 Tall Oaks Drive,                                              AT&T Investment Management                      Dreyfus Mutual
Warren, NJ 07059                                                  Corporation (until May                          Funds (59 Funds)
                                                                  1997); Trustee of Jeffrey
                                                                  Co. (1992 to present);
                                                                  Trustee of QMED (1999 to
                                                                  present).

J. Angus Ivory (aged 69) -   Trustee             Since 1999       Retired; Trustee of Brown      12               None
Greenway Farm, Tockenham,                                         Brothers Harriman Ltd.
Swindon, Wiltshire, SN4                                           (subsidiary of Brown
7PP England                                                       Brothers Harriman & Co.)
                                                                  (until December 2001);
                                                                  Trustee of Old Daily Equity
                                                                  Fund Saddlery (1992
                                                                  to present); Advisor, RAF
                                                                  Central Fund (1992 to
                                                                  present).

Alan G. Lowy (aged 62) -     Trustee             Since 1993       Private Investor.              12               None
4111 Clear Valley Drive,
Encino, CA 91436

Arthur D. Miltenberger       Trustee             Since 1992       Retired; Executive Vice        12               None
(aged 63) - Richard K.                                            President and Chief
Mellon & Sons, P.O. Box                                           Financial Officer of Richard
RKM, Ligonier, PA 15658                                           K. Mellon and Sons (private
                                                                  foundation until June 1998);
                                                                  Vice President and Treasurer
                                                                  of Richard King Mellon
                                                                  Foundation (until June 1998);
                                                                  Trustee, R.K. Mellon Family
                                                                  Trusts (since 1981); General
                                                                  Partner, Mellon Family
                                                                  Investment Company IV, V
                                                                  and VI; Trustee of
                                                                  Aerostructures Corporation
                                                                  (aircraft manufacturer)
                                                                  (since 1996).

NAME, ADDRESS, AND AGE       POSITION(S) HELD    TERM OF          PRINCIPAL OCCUPATION(S)        NUMBER OF        OTHER
                             WITH CORPORATION    OFFICE# AND      DURING PAST 5 YEARS            FUNDS IN FUND    TRUSTEESHIPS
                                                 LENGTH OF TIME                                  COMPLEX          HELD BY TRUSTEE
                                                 SERVED                                          OVERSEEN BY
                                                                                                 TRUSTEE^
---------------------------- ------------------- ---------------- ------------------------------ ---------------- ------------------
OFFICERS

Christopher H.A. Cecil**     President           Since 2002       President of BBH Common        N/A              N/A
(aged 38) - 140 Broadway,                                         Settlement Fund, Inc., BBH
New York, NY 10005                                                Common Settlement Fund II,
                                                                  Inc., BBH Fund, Inc. and the
                                                                  BBH Portfolios (since
                                                                  October 2002). Managing
                                                                  Trustee of the Brown
                                                                  Brothers Harriman Trust Co.,
                                                                  LLC (since January 2002),
                                                                  Proprietary Products Unit
                                                                  (since October 2002),
                                                                  Investment Management
                                                                  Services (since October
                                                                  2001).

Michael D. Martins (aged     Vice President,     Since 2002       Vice President, Treasurer,     N/A              N/A
36) - 140 Broadway, New      Treasurer,                           Principal Accounting
York, NY 10005               Principal                            Officer, Principal Financial
                             Accounting                           Officer and Principal
                             Officer and                          Financial Officer of BBH
                             Principal                            Common Settlement Fund,
                             Financial Officer                    Inc., BBH Common Settlement
                                                                  Fund II, Inc., BBH Fund,
                                                                  Inc. and the BBH Portfolios
                                                                  (since August 2002); Vice
                                                                  President (since April 2002)
                                                                  and Assistant Vice President
                                                                  (since December 1996) of BBH
                                                                  & Co.

Gail C. Jones (aged 49) -    Secretary           Since 2002       Secretary of BBH Common        N/A              N/A
1001 Liberty Avenue,                                              Settlement Fund, Inc., BBH
Pittsburgh, PA 15222-3779                                         Common Settlement Fund II,
                                                                  Inc., BBH Fund, Inc. and the
                                                                  BBH Portfolios (since August
                                                                  2002); Counsel, ReedSmith,
                                                                  LLP (since October 2002);
                                                                  Corporate Counsel January
                                                                  1997 to September 2002 and
                                                                  Vice President January 1999
                                                                  to September 2002 of
                                                                  Federated Services Company.

NAME, ADDRESS, AND AGE       POSITION(S) HELD    TERM OF          PRINCIPAL OCCUPATION(S)        NUMBER OF        OTHER
                             WITH CORPORATION    OFFICE# AND      DURING PAST 5 YEARS            FUNDS IN FUND    TRUSTEESHIPS
                                                 LENGTH OF TIME                                  COMPLEX          HELD BY TRUSTEE
                                                 SERVED                                          OVERSEEN BY
                                                                                                 TRUSTEE^
---------------------------- ------------------- ---------------- ------------------------------ ---------------- ------------------
Peter J. Germain (aged 43)   Vice President      Since 2002       Vice President of BBH Common   N/A              N/A
- 1001 Liberty Avenue,                                            Settlement Fund, Inc., BBH
Pittsburgh, PA 15222-3779                                         Common Settlement Fund II,
                                                                  Inc., BBH Fund, Inc. and the
                                                                  BBH Portfolios (since August
                                                                  2002); Senior Vice
                                                                  President, Federated
                                                                  Services Company (since
                                                                  November 1997).

Judith J. Mackin (aged 42)   Vice President      Since 2002       Vice President of BBH Common   N/A              N/A
- 1001 Liberty Avenue,                                            Settlement Fund, Inc., BBH
Pittsburgh, PA 15222-3779                                         Common Settlement Fund II,
                                                                  Inc., BBH Fund, Inc. and the
                                                                  BBH Portfolios (since August
                                                                  2002); Vice President of
                                                                  Federated Services Company
                                                                  (since November 1997).

Victor Siclari (aged 39) -   Assistant           Since 2002       Assistant Secretary of BBH     N/A              N/A
1001 Liberty Avenue,         Secretary                            Common Settlement Fund,
Pittsburgh, PA 15222-3779                                         Inc., BBH Common Settlement
                                                                  Fund II, Inc., BBH Fund, Inc.
                                                                  and the BBH Portfolios
                                                                  (since August 2002); Partner,
                                                                  ReedSmith, LLP (since October
                                                                  2002); Vice President
                                                                  (March 1996 to September
                                                                  2002) and Senior Corporate
                                                                  Counsel (July 1998 to
                                                                  September 2002) of Federated
                                                                  Investors, Inc.

Nancy D. Osborn (aged 36)    Assistant           Since 2002       Assistant Secretary of BBH     N/A              N/A
- 140 Broadway, New York,    Secretary                            Common Settlement Fund,
NY 10005                                                          Inc., BBH Common Settlement
                                                                  Fund II, Inc., BBH Fund,
                                                                  Inc. and the BBH Portfolios
                                                                  (since August 2002);
                                                                  Associate, BBH & Co. (since
                                                                  April 1996).

NAME, ADDRESS, AND AGE       POSITION(S) HELD    TERM OF          PRINCIPAL OCCUPATION(S)        NUMBER OF        OTHER
                             WITH CORPORATION    OFFICE# AND      DURING PAST 5 YEARS            FUNDS IN FUND    TRUSTEESHIPS
                                                 LENGTH OF TIME                                  COMPLEX          HELD BY TRUSTEE
                                                 SERVED                                          OVERSEEN BY
                                                                                                 TRUSTEE^
---------------------------- ------------------- ---------------- ------------------------------ ---------------- ------------------
John C. Smith (age 37) -     Assistant           Since 2002       Assistant Treasurer of BBH     N/A              N/A
140 Broadway, New York, NY   Treasurer                            Common Settlement Fund,
10005                                                             Inc., BBH Common Settlement
                                                                  Fund II, Inc., BBH Fund, Inc.
                                                                  and the BBH Portfolios
                                                                  (since August 2002);
                                                                  Assistant Vice President
                                                                  (since September 2001),
                                                                  Associate (September
                                                                  2000-August 2001) and
                                                                  Senior Analyst (June 1999 -
                                                                  August 2000) of BBH & Co.;
                                                                  Manager, Fund Administration,
                                                                  State Street Bank and Trust
                                                                  Company (June 1997 - May
                                                                  1999).

Gregory Lomakin (aged 37)    Assistant           Since 2002       Assistant Treasurer of BBH     N/A              N/A
- 140 Broadway, New York,    Treasurer                            Common Settlement Fund,
NY 10005                                                          Inc., BBH Common Settlement
                                                                  Fund II, Inc., BBH Fund,
                                                                  Inc. and the BBH Portfolios
                                                                  (since August 2002);
                                                                  Assistant Vice President
                                                                  (since September 2001), and
                                                                  Associate (May 1992-April
                                                                  1998).


# Each Trustee of the Corporation holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Corporation's By-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH U.S. Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer. Effective November 8, 2002, Mr. Shields is no longer an "interested person" of the Corporation.

** Prior to November 8, 2002, Timothy J. Connelly served as President of the Corporation.